REVENUES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
REVENUES
Schedule of the revenue by type

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Natural gas	194,822	267,495	902,931	1,122,187
Less gathering and processing	(214,129)	(233,820)	(736,928)	(900,441)
Natural gas, net	(19,307)	33,675	166,003	221,746

NGL	53,028	31,673	192,706	102,784
Oil	1,422	37,180	26,022	113,675

Total Revenue, net	35,143	102,528	384,731	438,205

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Natural gas	$1,480,319	$6,183,080
Less gathering and processing	(1,176,975)	(2,357,942)
Natural gas, net	303,344	3,825,138
NGL	147,877	265,507
Oil	160,971	132,709
Total Revenue, net	$612,192	$4,223,354